DEBT (Details Narrative)					1 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended
	May 14, 2024 USD ($) Integer $ / shares shares	Nov. 14, 2022 USD ($) tranches $ / shares	Oct. 14, 2022 USD ($) shares	Mar. 07, 2022 USD ($)	Jun. 30, 2024 USD ($) Integer $ / shares shares	May 31, 2024 USD ($) shares	Dec. 18, 2023 USD ($)	Feb. 28, 2023 USD ($) shares	Nov. 21, 2022 USD ($)	Nov. 15, 2022 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Jan. 13, 2023 USD ($)
Short-Term Debt [Line Items]
Proceeds from investors in exchange for notes convertible into shares of the Company's Common Stock													$ 12,450,000	$ 170,000,000	$ 170,000,000	$ 12,240,353
Common stock, shares registered (in shares) | shares					17,800,000						17,800,000		17,800,000
Warrant liabilities					$ 25,778,961						$ 25,778,961		$ 25,778,961
Warrants, Initial Recognition											13,652,762		13,652,762
Long-Term Debt, Gross					7,739,695						7,739,695		7,739,695		7,461,492
Debt discount					$ 5,007,305						5,007,305		5,007,305		270,189	932,235
Debt conversion to common stock														1,096,787
Gain / (loss) extinguishment of debt, net											$ (690,346)	$ 206,081	$ (655,721)	$ (6,246,089)	$ (6,246,089)	$ 33,413
Conversion Of Notes To Common Stock [Member]
Short-Term Debt [Line Items]
Amount of debt converted						$ 8,100,000
Shares issued for conversion of convertible debt | shares						2,281,377
Senior Secured Convertible Notes Warrants [Member]
Short-Term Debt [Line Items]
Principal amount	$ 13,200,000
Proceeds from financing	$ 12,500,000
Interest rate	15.00%
Default interest rate	20.00%
Closing price of the Common Stock | $ / shares	$ 3.61
Derivative liability	$ 500,000
Debt instrument discount percent	5.00%
Class of warrant or right, number of securities called by warrants or rights (in shares) | shares	4,793,402				10,741,234						10,741,234		10,741,234
Debt instrument, obligation principal amount	$ 39,500,000
Debt instrument, convertible, conversion price (in dollars per share) | $ / shares	$ 5.49
Debt instrument, convertible, if-converted value in excess of original shares, percentage	95.00%
Warrants term	5 days
Warrants and rights, value, conversion price, percent	200.00%
Class of warrants or rights, exercise price, closing share price percentage	105.00%
Beneficial owner, ownership percentage	9.90%
Registration Arrangement Fee Payable, Percentage	1.50%
Debt Instrument, Monthly Interest Rate	10.00%
Debt Instrument, Additional Amount Available for Purchase	$ 52,600,000
Warrant liabilities	25,900,000				$ 25,800,000						$ 25,800,000		$ 25,800,000
Warrants, Initial Recognition	$ 13,700,000
Lowest Daily Volume Weighted Average Price, Difference to Conversion Price (in dollars per share) | $ / shares					$ 0.1						$ 0.1		$ 0.1
Common Stock, Shares Potentially Liable To Issue Incremental (in shares) | shares					469,000						469,000		469,000
Conversion Feature, VWAP Being $0.1 Million Higher, Reduction of Share Liability (in shares) | shares					431,400						431,400		431,400
Class of Warrant or Right, Outstanding (in shares) | shares					4,793,402						4,793,402		4,793,402
Letters of Credit Outstanding, Amount					$ 100,000,000						$ 100,000,000		$ 100,000,000
Senior Secured Convertible Notes Warrants [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Common stock, shares registered (in shares) | shares	20,000,000
Lowest Daily Volume Weighted Average Price, Difference to Conversion Price (in dollars per share) | $ / shares					$ 0.1						$ 0.1		$ 0.1
Common Stock, Shares, Potentially Liable to Issue (in shares) | shares					256,700,000						256,700,000		256,700,000
Senior Secured Convertible Notes Warrants [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding, measurement input | Integer	6.07
Series D Preferred Stock [Member]
Short-Term Debt [Line Items]
Debt instrument, convertible, conversion price (in dollars per share) | $ / shares					$ 0.4379						$ 0.4379		$ 0.4379		$ 0.4379
Amendment No. 3 To Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Proceeds from investors in exchange for notes convertible into shares of the Company's Common Stock		$ 150,000,000
Remaining Commitment Amount, Number of tranches | tranches		2
Share Purchase Price, Floor price | $ / shares		$ 0.10
Additional consideration for issuance of warrants		$ 0
Percentage of Preferred Stock exercisable for warrants		185.00%
Amendment No. 3 To Securities Purchase Agreement [Member] | Series D Preferred Stock [Member]
Short-Term Debt [Line Items]
Remaining Commitment Amount		$ 90,000,000
Closing price of the Common Stock | $ / shares		$ 1.27
Amount after reverse stock splits for conversion of preferred stock		$ 28,575
Securities Purchase Agreement [Member] | Series D Preferred Stock [Member]
Short-Term Debt [Line Items]
Value of right to purchase additional shares and warrants																	$ 10,000,000
Non Convertible Secured Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount					$ 50,000,000		$ 50,000,000				$ 50,000,000		$ 50,000,000
Proceeds from financing							32,000,000
Original issue discount							$ 18,000,000
Interest rate							10.00%
Default interest rate							18.00%
Maturity term							3 months
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal amount										$ 150,000,000
Interest rate										15.00%
Debt discount on convertible notes										$ 150,000,000
Convertible Notes Payable [Member] | Share Price Lower Of 0. 303 Or Closing Price On November 182022 [Member]
Short-Term Debt [Line Items]
Conversion ratio									0.303
Senior Secured Convertible Notes [Member]
Short-Term Debt [Line Items]
Interest rate					15.00%						15.00%		15.00%
Debt instrument discount percent													5.00%
Long-Term Debt, Gross					$ 5,000,000.0						$ 5,000,000.0		$ 5,000,000.0
Debt Issuance Costs, Net					$ 5,000,000.0						$ 5,000,000.0		$ 5,000,000.0
Debt Instrument, Convertible, Number of Equity Instruments | Integer					2,182,734
Lowest Daily Volume Weighted Average Price, Difference to Conversion Price (in dollars per share) | $ / shares					$ 0.1						$ 0.1		$ 0.1
Common Stock, Shares Potentially Liable To Issue Incremental (in shares) | shares					97,600						97,600		97,600
Conversion Feature, VWAP Being $0.1 Million Higher, Reduction of Share Liability (in shares) | shares					81,500						81,500		81,500
Debt Instrument, Commitment Fee					$ 4,000,000						$ 4,000,000		$ 4,000,000
Senior Secured Convertible Notes [Member] | Eight Tranches Of Convertible Notes [Member]
Short-Term Debt [Line Items]
Maturity term													13 months
Debt Instrument, Commitment, Tranche Amount					$ 12,500,000						$ 12,500,000		$ 12,500,000
Senior Secured Convertible Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument, convertible, conversion price (in dollars per share) | $ / shares					$ 1.16						$ 1.16		$ 1.16
Common Stock, Shares, Potentially Liable to Issue (in shares) | shares					4,600,000						4,600,000		4,600,000
Promissory Notes [Member]
Short-Term Debt [Line Items]
Principal amount				$ 5,000,000
Interest rate				8.99%												28.00%
Carrying amount of debt settled via issuance of stock during the period										$ 167,070,343
Amortization of debt discount				$ 1,157,209
Remaining unamortized discount															$ 270,188
Amended And Restated Secured Convertible Note And Security Agreement [Member]
Short-Term Debt [Line Items]
Liability to issue common shares | shares			10,710,000
Amended And Restated Secured Convertible Note And Security Agreement [Member] | Esousa Holdings Llc [Member]
Short-Term Debt [Line Items]
Debt instrument accrued interest			$ 316,127
Amount of debt converted			$ 1,032,217
Shares issued for conversion of convertible debt | shares			1,022
Debt discount			$ 64,570
Liability to issue common shares | shares			467
Debt conversion to common stock			$ 12,945,914
Shares issued fair value			5,524,600
Gain / (loss) extinguishment of debt, net			$ 6,452,170
Shares issuable upon conversion | shares			2,758
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Debt instrument accrued interest					$ 1,751,479						$ 1,751,479		$ 1,751,479		$ 1,548,723	$ 1,374,925
Conversion ratio									1.85
Derivative liability									$ 244,510,164
Increase in debt discount									150,000,000
Debt instrument interest expense									94,510,164
Amount of debt converted								$ 90,362,418	$ 59,402,877
Accrued interests								$ 3,456,941
Shares issued for conversion of convertible debt | shares								13,762
Warrants term									5 years
Convertible Notes Payable [Member] | Share Price Lower Of 0. 303 Or Closing Price On November 182022 [Member]
Short-Term Debt [Line Items]
Amount After Reverse Stock Splits for Conversion of Debt									$ 6,818